                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30,2009

Check here if Amendment [_]; Amendment Number: ____
 This Amendment (Check only one.):  [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Selz Capital LLC
Address.        600 Fifth Avenue (25th Floor)
                New York, NY 10020

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Bernard Selz
Title:          Managing Member
Phone:          (212)218-8270

Signature, Place, and Date of Signing:

             /s/ Bernard Selz            New York, NY        10-21-09
         ------------------------  ------------------------  --------
               [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number    Name
     28-_________________        None
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          - 0 -

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total:    226,192
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number      Name
     ___    28-_____________________      NONE

     [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

Column 1              Column 2             Column 3   Column 4          Column 5          Column 6            Column 8
--------------------- -------------------- --------- --------- -------------------------- ---------- ---------------------------
                                                         Value                            Investment      Voting Authority
Name of Issuer        Title of Class       Cusip      (x$1000) Shares/Prn Amount/Put-Call Discretion   Sole    Shared    None
--------------------- -------------------- --------- --------- -------------------------- ---------- --------- ------ ----------
ASSURED GUARANTY LTD  COM                  G0585R106     1,942          100,000 SH        SOLE          45,000   -        55,000
MILLICOM INTL
  CELLULAR S A        SHS NEW              L6388F110     2,997           41,200 SH        SOLE               -   -        41,200
ATP OIL & GAS CORP    COM                  00208J108     1,789          100,000 SH        SOLE          28,000   -        72,000
ABOVENET INC          COM                  00374N107       975           20,000 SH        SOLE           6,000   -        14,000
ALLIANCE HOLDINGS GP
  LP                  COM UNITS LP         01861G100       660           32,000 SH        SOLE               -   -        32,000
ALLIANCE RES PARTNER
  L P                 UT LTD PART          01877R108    10,878          300,000 SH        SOLE          98,000   -       202,000
AMERICAN TOWER CORP   NOTE 5.000% 2/15/10  029912AF9     4,000        4,000,000 PRN       SOLE         900,000   -     3,100,000
AMERICREDIT CORP      NOTE 0.750% 9/15/11  03060RAP6    11,359       13,000,000 PRN       SOLE       3,770,000   -     9,230,000
ANNALY CAP MGMT INC   COM                  035710409     7,020          387,000 SH        SOLE         109,000   -       278,000
APOLLO INVT CORP      COM                  03761U106     4,775          500,000 SH        SOLE         148,000   -       352,000
ATLAS AMER INC        COM                  049167109    10,488          387,440 SH        SOLE         107,880   -       279,560
BPZ RESOURCES INC     COM                  055639108     1,885          250,600 SH        SOLE          75,600   -       175,000
BOARDWALK PIPELINE
  PARTNERS            UT LTD PARTNER       096627104     4,964          200,000 SH        SOLE          58,000   -       142,000
CAPITALSOURCE INC     DBCV 4.000% 7/15/34  14055XAE2     7,032        8,200,000 PRN       SOLE       2,161,000   -     6,039,000
CENTRAL EUROPEAN
  DIST CORP           NOTE 3.000% 3/15/13  153435AA0     9,491       11,400,000 PRN       SOLE       3,080,000   -     8,320,000
COMPTON PETE CORP     COM                  204940100     1,177          919,000 SH        SOLE               -   -       919,000
COPANO ENERGY L L C   COM UNITS            217202100     5,460          300,000 SH        SOLE          92,000   -       208,000
DIODES INC            NOTE 2.250% 10/01/26 254543AA9     7,620        8,000,000 PRN       SOLE       2,150,000   -     5,850,000
ENERGY TRANSFER
  PRTNRS L P          UNIT LTD PARTN       29273R109     4,255          100,000 SH        SOLE          28,000   -        72,000
EQUINIX INC           COM NEW              29444U502     4,600           50,000 SH        SOLE          14,500   -        35,500
FERRO CORP            NOTE 6.500% 8/15/13  315405AL4     8,939       10,100,000 PRN       SOLE       3,010,000   -     7,090,000
FLAMEL TECHNOLOGIES
  SA                  SPONSORED ADR        338488109     5,046          576,000 SH        SOLE         168,000   -       408,000
GENESIS ENERGY L P    UNIT LTD PARTN       371927104     3,218          200,000 SH        SOLE          33,000   -       167,000
GOLDCORP INC NEW      COM                  380956409     1,211           30,000 SH        SOLE               -   -        30,000
ICONIX BRAND GROUP
  INC                 NOTE 1.875% 6/30/12  451055AB3    11,343       13,000,000 PRN       SOLE       3,240,000   -     9,760,000
ICONIX BRAND GROUP
  INC                 COM                  451055107       873           70,000 SH        SOLE          20,000   -        50,000
INERGY L P            UNIT LTD PTNR        456615103     9,810          329,400 SH        SOLE          88,000   -       241,400
KKR FINANCIAL HLDGS
  LLC                 NOTE 7.000% 7/15/12  48248AAB4     1,793        2,000,000 PRN       SOLE         540,000   -     1,460,000
KINDER MORGAN
  MANAGEMENT LLC      SHS                  49455U100     1,018           21,491 SH        SOLE           8,595   -        12,896
LEVEL 3
  COMMUNICATIONS INC  NOTE 5.250% 12/15/11 52729NBF6     7,565        8,500,000 PRN       SOLE       2,380,000   -     6,120,000
MDC PARTNERS INC      CL A SUB VTG         552697104     2,790          375,000 SH        SOLE               -   -       375,000
MAGELLAN MIDSTREAM
  PRTNRS LP           COM UNIT RP LP       559080106     9,513          252,999 SH        SOLE          72,737   -       180,262
NII HLDGS INC         NOTE 2.750% 8/15/25  62913FAF9       962          980,000 PRN       SOLE         980,000   -             -
NII HLDGS INC         NOTE 3.125% 6/15/12  62913FAJ1    18,349       21,000,000 PRN       SOLE       6,010,000   -    14,990,000
NUSTAR GP HOLDINGS
  LLC                 UNIT RESTG LLC       67059L102     6,845          276,000 SH        SOLE          79,000   -       197,000
RESOURCE CAP CORP     COM                  76120W302       865          159,000 SH        SOLE          20,000   -       139,000
SAVVIS INC            NOTE 3.000% 5/15/12  805423AA8    10,060       11,630,000 PRN       SOLE       3,180,000   -     8,450,000
SAVVIS INC            COM NEW              805423308     1,898          120,000 SH        SOLE          34,000   -        86,000
SEARS HLDGS CORP      COM                  812350106     1,306           20,000 SH        SOLE           6,000   -        14,000
SINCLAIR BROADCAST
  GROUP INC           NOTE 3.000% 5/15/27  829226AW9     1,830        2,000,000 PRN       SOLE         540,000   -     1,460,000
SIRIUS SATELLITE
  RADIO INC           NOTE 3.250% 10/15/11 82966UAD5     5,880        7,000,000 PRN       SOLE       2,000,000   -     5,000,000
SWITCH & DATA
  FACILITIES COM      COM                  871043105     1,905          140,000 SH        SOLE          41,000   -        99,000
3-D SYS CORP DEL      COM NEW              88554D205     1,108          120,000 SH        SOLE               -   -       120,000
VERIFONE HLDGS INC    NOTE 1.375% 6/15/12  92342YAB5     3,001        3,500,000 PRN       SOLE       1,010,000   -     2,490,000
VORNADO RLTY L P      DBCV 3.625% 11/15/26 929043AE7       194          200,000 PRN       SOLE               -   -       200,000
WILLIAMS PARTNERS L P COM UNIT L P         96950F104     1,165           50,000 SH        SOLE          14,000   -        36,000
WORLD ACCEP
  CORPORATION         NOTE 3.000% 10/01/11 981417AB4     4,338        5,000,000 PRN       SOLE       1,420,000   -     3,580,000
                                                       226,192
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